                                        UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC 20549

                                         FORM N-PX

      ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                     811-4576

Exact name of registrant as specified in charter:       Bond Fund Series

Address of principal executive offices:                 6803 South Tucson Way
                                                        Centennial, CO 80112

Name and address of agent for service:                  Two World Financial Center
                                                        225 Liberty Street
                                                        New York, NY 10281-1008

Registrant's telephone number, including area code:     800-552-1149

Date of fiscal year end:                                12/31

Date of reporting period:                               07/01/2004-06/30/2005

Item 1.           Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04576
Reporting Period: 07/01/2004 - 06/30/2005
Bond Fund Series

=================== OPPENHEIMER CONVERTIBLE SECURITIES FUND ====================

ALTRIA GROUP, INC.

Ticker:       MO             Security ID:  02209S103
Meeting Date: APR 28, 2005   Meeting Type: Annual
Record Date:  MAR 7, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director  Elizabeth E. Bailey       For       For        Management
1.2   Elect Director Harold Brown               For       For        Management
1.3   Elect Director Mathis Cabiallavetta       For       For        Management
1.4   Elect Director Louis C. Camilleri         For       For        Management
1.5   Elect Director J. Dudley Fishburn         For       For        Management
1.6   Elect Director Robert E. R. Huntley       For       For        Management
1.7   Elect Director Thomas W. Jones            For       Withhold   Management
1.8   Elect Director George Munoz               For       For        Management
1.9   Elect Director Lucio A. Noto              For       For        Management
1.10  Elect Director John S. Reed               For       For        Management
1.11  Elect Director Carlos Slim Helu           For       For        Management
1.12  Elect Director Stephen M. Wolf            For       For        Management
2     Approve Omnibus Stock Plan                For       For        Management
3     Amend Non-Employee Director Stock Option  For       For        Management
      Plan
4     Ratify Auditors                           For       For        Management
5     Eliminate Animal Testing                  Against   Abstain    Shareholder
6     Product Warnings for Pregnant Women       Against   Abstain    Shareholder
7     Cease Use of Light and Ultra Light in     Against   Abstain    Shareholder
      Cigarette Marketing
8     Apply Fire Safety Standards for           Against   Abstain    Shareholder
      Cigarettes

--------------------------------------------------------------------------------

JOHNSON & JOHNSON

Ticker:       JNJ            Security ID:  478160104
Meeting Date: APR 28, 2005   Meeting Type: Annual
Record Date:  MAR 1, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Mary Sue Coleman          For       For        Management
1.2   Elect  Director James G. Cullen           For       For        Management
1.3   Elect  Director Robert J. Darretta        For       For        Management
1.4   Elect  Director Michael M. E. Johns       For       For        Management
1.5   Elect  Director Ann Dibble Jordan         For       For        Management
1.6   Elect  Director Arnold G. Langbo          For       For        Management
1.7   Elect  Director Susan L. Lindquist        For       For        Management
1.8   Elect  Director Leo F. Mullin             For       For        Management
1.9   Elect  Director Christine A. Poon         For       For        Management
1.10  Elect  Director Steven S. Reinemund       For       For        Management
1.11  Elect  Director David Satcher             For       For        Management
1.12  Elect  Director William C. Weldon         For       For        Management
2     Approve Omnibus Stock Plan                For       For        Management
3     Ratify Auditors                           For       For        Management

========== END NPX REPORT

                                         SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                 Bond Fund Series on behalf of Oppenheimer Convertible
                              Securities Fund

By (Signature and Title)*:      /s/ John V. Murphy
                                ------------------
                                John V. Murphy, President

Date:                   August 26, 2005

*By:  /s/ Randy Legg
      --------------
      Randy Legg, Attorney in Fact